Subsequent Events - LOC Master Note Agreement (Details) - Revolving Credit Facility - Line of Credit - USD ($)			1 Months Ended
	Mar. 09, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Apr. 30, 2024
Subsequent Event [Line Items]
Maximum borrowing capacity						$ 60,000,000
SOFR
Subsequent Event [Line Items]
Basis spread on variable rate		1.25%	1.25%	1.25%	1.25%	1.25%
Variable Rate Component Four | Subsequent Event | SOFR
Subsequent Event [Line Items]
Basis spread on variable rate	1.50%
LOC Master Note | Subsequent Event
Subsequent Event [Line Items]
Outstanding balance							$ 59,540,000